Fees Summary	Apr. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 218,680,000.00
Total Fee Amount	30,199.71
Total Offset Amount	0.00
Net Fee	$ 30,199.71
Offering Table N/A
Offset Table N/A	N/A